Information: Condensed Financial Statements of the Company - Schedule of Condensed Statement of Cash Flows (Details) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Condensed Statement of Cash Flows [Line Items]
Cash flows used in operating activities	¥ (861,999)	$ (118,093)	¥ (42,725,890)	¥ (1,900,037)
Cash flows used in investing activities
Cash flows provided by financing activities			41,856,435
Effect of exchange rate changes on cash	3,785,027	518,546	2,947,203	17,940,145
Net changes in cash and cash equivalents	2,923,028	400,453	2,077,748	16,040,108
Cash and cash equivalents at the beginning of year	212,847,187	29,159,945	210,769,439	194,729,331
Cash and cash equivalents at the end of year	¥ 215,770,215	$ 29,560,398	¥ 212,847,187	¥ 210,769,439